                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1001 Brickell Bay Drive
         27th Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA            May 14, 2010
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      29
Form 13F Information Table Value Total: 299,495 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Brightpoint Capital Partners Master Fund, L.P.
FORM 13F

                                    31-Mar-10

                                                                                             Voting Authority
                                                                                             -----------------
                                                            Value   Shares/ Sh/ Put/ Invstmt   Other
Name of Issuer                  Title of class    CUSIP   (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole   Shared None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
AOL Inc.                       COM              00184x105   17,405   688500 SH       Sole               688500
AOL Inc.                       CALL              0184X905      516     6885     CALL Sole                 6885
Brasil Telecom SA              SPONS ADR PFD    10553M101    7,670   401800 SH       Sole               401800
Ciena Corp.                    COM              171779309   24,157  1583000 SH       Sole              1583000
Ciena Corp.                    PUT              171779959    1,327     9830     PUT  Sole                 9830
CVS Caremark Corporation       COM              126650100   16,401   448600 SH       Sole               448600
Donnelley RR & Sons Inc.       COM              257867101   18,114   848437 SH       Sole               848437
First American Corp. Calif     COM              318522307   23,944   707564 SH       Sole               707564
Fresh Del Monte Produce Inc.   ORD              G36738105    8,979   443400 SH       Sole               443400
GameStop Corp New              CL A             36467W109   23,904  1091000 SH       Sole              1091000
GameStop Corp New              PUT              36467W959       33    10910     PUT  Sole                10910
GameStop Corp New              CALL             36467W909    3,191    10910     CALL Sole                10910
Grupo Televisa SA de CV        SP ADR REP ORD   40049J206   11,492   546700 SH       Sole               546700
Information Services Group I   W                45675Y112       36   766100 SH       Sole               766100
JPMorgan Chase & Co.           W                46634E114    3,364  218,000 SH       Sole               218000
Lear Corp.                     COM              521865204   21,059   265400 SH       Sole               265400
Lockheed Martin Corp.          COM              539830109   10,486   126000 SH       Sole               126000
Lockheed Martin Corp.          CALL             539830909      296     1260     CALL Sole                 1260
Microsoft Corp.                COM              594918104   12,301   420000 SH       Sole               420000
Pactiv Corp.                   COM              695257105   13,648   542000 SH       Sole               542000
Petsmart Inc.                  COM              716768106   18,920   592000 SH       Sole               592000
Qualcomm Inc.                  COM              747525103   15,231   363000 SH       Sole               363000
Qualcomm Inc.                  CALL             747525903    1,280     3630     CALL Sole                 3630
Rent-A-Center Inc. New         COM              76009N100    5,345   226000 SH       Sole               226000
SPDR S&P 500 ETF TR            PUT              78462F953    7,679    14000     PUT  Sole                14000
Sprint Nextel Corp.            COM              852061100   17,355  4567000 SH       Sole              4567000
Telmex Internacional SAB DE    SPONS ADR SR L   879690105    4,180   216800 SH       Sole               216800
Tim Participacoes SA           SPONS ADR PFD    88706P106    1,568    56500 SH       Sole                56500
VeriSign Inc.                  COM              92343E102    9,614   369500 SH       Sole               369500